Financial Risk Management (Details 6) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial risk management [Abstract]
Equity	₨ 0	₨ 0
Profit or (loss)	₨ (12,185)	₨ (69,438)